Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 24, 2021	Sep. 18, 2020	Sep. 17, 2020	Jul. 17, 2020	Jun. 22, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	May 27, 2022	May 17, 2022	Feb. 18, 2022	Oct. 27, 2021	Sep. 23, 2021	Jul. 29, 2020
Administrative Support Agreement [Member]
Related Party Transactions
Related Party Transaction Amounts Of Transaction											$ 20,000
CIK 0001816261 Executive Network Partnering Corp
Related Party Transactions
Stock issued during the period for services value								$ 18,750
Stock related warrants issued during the period value								5,932,770
Right number of securities called by each warrant description					Each Private Placement CAPSTM consists of one share of Class A common stock and one-quarter of one redeemable warrant (each, a “Private Placement Warrant”				Each Private Placement CAPS™ consists of one share of Class A common stock and one-quarter of one redeemable warrant (each, a “Private Placement Warrant”)
Note payable related party current						$ 1,548,481			$ 1,548,481
Proceeds from related party debt									1,118,481	$ 180,000	430,000
CIK 0001816261 Executive Network Partnering Corp | Private Placement Warrants [Member]
Related Party Transactions
Stock related warrants issued during the period value									6,100,000		6,100,000
Conversion of debt into warrants value									$ 1,500,000		$ 1,500,000
Conversion price per unit of debt into warrant											$ 10.00
CIK 0001816261 Executive Network Partnering Corp | Private Placement Warrants [Member] | As Previously Reported [Member]
Related Party Transactions
Conversion price per unit of debt into warrant						$ 10.00			$ 10.00		$ 25.00
CIK 0001816261 Executive Network Partnering Corp | Administrative Support Agreement [Member] | General and Administrative Expense [Member]
Related Party Transactions
Related Party Transaction Amounts Of Transaction						$ 60,000	$ 60,000	80,000	$ 180,000	$ 180,000	$ 240,000
CIK 0001816261 Executive Network Partnering Corp | Administrative Support Agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transactions
Related Party Transaction Amounts Of Transaction								80,000	160,000		$ 0
CIK 0001816261 Executive Network Partnering Corp | Working Capital Loan [Member]
Related Party Transactions
Related Party Transaction Amounts Of Transaction									20,000
Note payable related party current													$ 158,000	$ 340,000
Proceeds from related party debt						0			$ 1,100,000
CIK 0001816261 Executive Network Partnering Corp | Sponsor
Related Party Transactions
Percentage of common stock shareholding		20.00%	5.00%
Common stock shares not subject to forfeiture		108,000
Number of days for a particular event to get over for determining trading period									180 days		180 days
Debt face value					$ 300,000
Repayment of notes payable					$ 171,000
Debt maturity date									Sep. 22, 2020		Sep. 22, 2020
CIK 0001816261 Executive Network Partnering Corp | ENPC Holdings, LLC [Member] | Working Capital Loan [Member]
Related Party Transactions
Note payable related party current						$ 1,500,000		$ 0	$ 1,500,000		$ 430,000	$ 620,000			$ 180,000	$ 180,000
CIK 0001816261 Executive Network Partnering Corp | Common Stock Class F
Related Party Transactions
Stock issued price per share						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding						828,000		828,000	828,000		828,000
CIK 0001816261 Executive Network Partnering Corp | Common Stock Class F | Sponsor
Related Party Transactions
Stock issued during the period shares for services					737,789
Stock issued during the period for services value					$ 6,250
Stock issued price per share					$ 0.008
Stock split			1 for 1.2
Common Stock, Shares, Outstanding			828,000														690,000
Common stock shares subject to possible redemption shares			108,000
CIK 0001816261 Executive Network Partnering Corp | Common Stock Class F | Performance [Member]
Related Party Transactions
Stock issued during the period for services value					$ 6,250
Stock issued price per share					$ 0.008
CIK 0001816261 Executive Network Partnering Corp | Common Class B
Related Party Transactions
Stock issued price per share						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Stock split	2.5:1			100:1
Common Stock, Shares, Outstanding	300,000			120,000		300,000		300,000	300,000		300,000
CIK 0001816261 Executive Network Partnering Corp | Common Class B | Performance [Member]
Related Party Transactions
Stock issued during the period shares for services					1,200
Stock issued during the period for services value					$ 18,750
Stock issued price per share					$ 15.625
Stock split	2.5:1			100:1
Common Stock, Shares, Outstanding				300,000
CIK 0001816261 Executive Network Partnering Corp | Common Class A
Related Party Transactions
Stock issued price per share						$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Stock split	2.5:1
Common Stock, Shares, Outstanding						614,000		614,000	614,000		614,000
Common stock shares subject to possible redemption shares						41,400,000		41,400,000	41,400,000		41,400,000
Class or warrants or rights issue price per warrant						$ 11.50			$ 11.50		$ 11.50
CIK 0001816261 Executive Network Partnering Corp | Private Placement Warrants [Member]
Related Party Transactions
Stock Related Warrants Issued During The Period Shares		614,000						614,000			614,000
Class of Warrant or Right, Price Per Warrant		$ 10.00									$ 10.00
Stock related warrants issued during the period value		$ 6,100,000									$ 6,100,000
CIK 0001816261 Executive Network Partnering Corp | Private Placement Warrants [Member] | As Previously Reported [Member]
Related Party Transactions
Stock Related Warrants Issued During The Period Shares									614,000		245,600
Class of Warrant or Right, Price Per Warrant									$ 10.00		$ 25.00